Related Party Transactions and Arrangements (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended			9 Months Ended		0 Months Ended	12 Months Ended			2 Months Ended	12 Months Ended	0 Months Ended								0 Months Ended
	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Advisor [Member]	Sep. 30, 2013 ARCT III [Member]	Dec. 31, 2012 ARCT III [Member]	Feb. 28, 2013 Special Limited Partner [Member]	Sep. 30, 2013 ARC Real Estate Partners, LLC [Member] Operating Partnership Unit [Member]	Dec. 31, 2012 ARC Real Estate Partners, LLC [Member] Operating Partnership Unit [Member]	Sep. 30, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 Sale of ARCT III OP Units [Member]	Dec. 31, 2012 Acquisition and Related Expenses [Member] ARCT III [Member]	Dec. 31, 2012 Other Expense Reimbursements [Member] ARCT III [Member]	Dec. 31, 2012 Class B Units [Member]	Feb. 28, 2013 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 Post-Conversion [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Operating Partnership Unit [Member]	Feb. 28, 2013 Post-Conversion [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock [Member]	Feb. 28, 2013 Pre-Conversion [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock [Member]	Feb. 28, 2013 ARCT III Merger [Member]	Feb. 28, 2013 ARCT III Merger [Member] ARCP [Member]	Feb. 28, 2013 ARCP Merger [Member] American Realty Capital III Special Limited Partnership, LLC [Member]	Sep. 30, 2013 Gross Proceeds, Initial Public Offering [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Sep. 30, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Asset Management Fees [Member] American Realty Capital Advisors III LLC [Member]	Sep. 30, 2013 Average Invested Assets [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Sep. 30, 2013 Amount Available or Outstanding Under Financing Arrangement [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2013 Contract Purchase Price [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2012 Gross Revenue, Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Revenue, Excluding Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Revenue, Managed Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Sep. 30, 2013 Gross Proceeds, Common Stock [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Sep. 30, 2013 Class of Stock [Domain]	Dec. 31, 2012 Class of Stock [Domain]
Related Party Transaction [Line Items]
Common stock held by related party, percent										5.09%	1.39%
Related Party Transaction, Sales Commissions Earned by Related Party, Percentage of Benchmark																										7.00%									3.00%
Related Party Transaction, Acquisition Fees Earned by Related Party, Percentage of Benchmark																															1.00%
Related Party Transaction, Financing Coordination Fees Earned by Related Party, Percentage of Benchmark																														0.75%
Asset Management Fee Percentage, Option 1																								0.50%
Asset Management Fee Percentage, Option 2																							0.40%
Unadjusted Book Value of Assets																								$ 3,000,000,000
Related Party Transaction, Asset Management Fees Earned by Related Party, Percentage of Benchmark																													0.75%
Related Party Transaction, Cumulative Capital Investment Return, as a Percentage of Benchmark																											6.00%
Antidilutive securtities excluded from computation of earnings per share		9,051,661		1,621,349													137,771	603,599	145,022
Related Party Transaction, Expenses from Transactions with Related Party							1,300,000	600,000				2,300,000			500,000	200,000												9,900,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units																				711,190	73,000,000	76,000,000			7,300,000
Related Party Transaction, Oversight Fees Earned by Related Party, Percentage of Benchmark																																2.00%	4.00%	1.00%
Related Party Transactions, Property Management Services Service Period Extension, Days													60 days
Administrative Support Agreement Period, Years						1 year
Business Acquisition, Cost of Acquired Entity, Purchase Price																							5,800,000
Related Party Transaction, Cumulative Capital Investment Return																											557,300,000
Related Party Transaction, Proceeds from Related Party								100,000						98,400,000
Equity Ownership Holding Period, Years		1 year
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		1,000,000
Payments to Noncontrolling Interests		3,035,000	0
Contributions from affiliate	0			0	2,000				800,000
ARCP OP Units Issued to Special Limited Partnership		56,797
Available-for-sale Debt Securities, Amortized Cost Basis																																				10,000,000	41,747,000
Investment securities, at fair value		$ 9,480,000		$ 41,654,000	$ 0																															$ 9,480,000	$ 41,654,000